Share Consolidation	12 Months Ended
Dec. 31, 2025
Share Consolidation [Abstract]
Share Consolidation

Note 5 — Share Consolidation

On March 25, 2025, the shareholders of the Company approved a 20-for-1 Share Consolidation (the “Share Consolidation”). After such reverse stock split,  the authorized share capital of the Company shall be changed to US$50,000 divided into 25,000,000 shares comprising (i) 1,250,000 Class A ordinary shares of a par value of US$0.002 each; (ii) 13,750,000 Class B ordinary shares of a par value of US$0.002 each; and (iii) 10,000,000 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors may determine, and no fractional shares be issued in connection with the share consolidation and the Company’s transfer agent would aggregate all fractional shares and sell them as soon as practicable after the effective time of the share consolidation at the then-prevailing prices on the open market, on behalf of those shareholders who would otherwise be entitled to receive a fractional share as a result of the share consolidation. The reverse stock split was effective on April 14, 2025. All information related to the Company’s ordinary shares, as well as all per share data included in these financial statements and footnotes have been retrospectively adjusted to reflect the reverse stock split for all periods presented.